Long-term investments - Combined financial information for the investee companies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
ASSETS
Cash and cash equivalents	¥ 987,630,978		¥ 984,611,409	¥ 1,195,351,730	$ 141,229,352
Financial investments	1,243,076,254		513,475,537		177,757,540
Prepaid expenses and other current assets, net	43,546,807		34,078,494		6,227,111
Long-term investments	515,523,849		498,038,310		73,718,930
Other non-current assets	53,363,643		44,951,464		7,630,899
TOTAL ASSETS	14,665,744,467		11,819,289,603		2,097,173,566
Liabilities:
Accrued expenses and other current liabilities	1,041,055,440		929,490,436		148,868,948
Other non-current liabilities	34,806,908		27,516,391		4,977,322
TOTAL LIABILITIES	6,828,943,830		4,866,134,961		976,525,980
Net revenues	7,639,424,431	$ 1,092,423,164	5,871,781,746	4,814,884,030
Net Income (Loss)	1,464,552,224	209,428,183	1,539,905,765	1,186,793,974
Consolidated investee companies
ASSETS
Cash and cash equivalents	499,468,134		580,989,751		71,422,993
Financial investments	3,754,016,087		4,408,605,503		536,817,161
Prepaid expenses and other current assets, net	561,278,020		656,666,733		80,261,689
Long-term investments	721,968,656		667,927,748		103,240,145
Other non-current assets	2,958,203,995		3,019,189,760		423,017,545
TOTAL ASSETS	8,494,934,892		9,333,379,495		1,214,759,533
Liabilities:
Accrued expenses and other current liabilities	4,312,826,530		5,232,335,603		616,725,991
Long-term borrowings	1,613,492,000		1,501,000,000		230,726,287
Other non-current liabilities	2,143,675		2,143,675		306,541
TOTAL LIABILITIES	5,928,462,205		6,735,479,278		$ 847,758,819
Net revenues	205,873,146	29,439,468	326,706,200	383,611,655
Net Income (Loss)	¥ 107,642,794	$ 15,392,715	¥ 120,087,725	¥ 193,845,592